Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings, Net Income	$ 108,743	$ 110,274	$ 99,317
Dilutive stock options, Net Income
Nonvested stock awards, Net Income
Diluted earnings, Net Income	$ 108,743	$ 110,274	$ 99,317
Earnings, Shares	16,383	16,870	17,165
Dilutive stock options, Shares	296	394	412
Nonvested stock awards, Shares	110	158	149
Conversion of Notes and impact of warrants outstanding, Shares			114
Diluted Earnings, Shares	16,789	17,422	17,840
Earnings per Share	$ 6.64	$ 6.54	$ 5.79
Earnings per Share, Diluted earnings	$ 6.48	$ 6.33	$ 5.57